April 10, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Global Opportunities Portfolio, a series of BlackRock FundsSM
Post-Effective Amendment No. 692 to
Registration Statement on Form N-1A
(File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to its series, BlackRock Global Opportunities Portfolio (the “Fund”). The Registration Statement is being filed to make certain changes to the Fund’s Prospectuses and Statement of Additional Information. The changes include: (i) changing the Fund’s name to BlackRock Advantage International Fund, (ii) revising the Fund’s investment strategies and investment process, (iii) changing the Fund’s portfolio management team, (iv) reducing the Fund’s contractual expense caps and (v) changing the benchmark index against which the Fund compares its performance.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships.

In that regard, reference is made to Post-Effective Amendment No. 666 to the Registration Statement on Form N-1A of BlackRock FundsSM on behalf of BlackRock MSCI Asia ex Japan Index Fund, which was filed on January 27, 2017 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectuses:

•	General Information

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements
•	Redemption of Shares
•	Shareholder Services
•	Pricing of Shares
•	Portfolio Transactions and Brokerage
•	Dividends and Taxes
•	Performance Data
•	Proxy Voting Policies and Procedures
•	General Information
•	Appendix A – Description of Bond Ratings
•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Frank P. Bruno
Benjamin Archibald